As filed with the Securities and Exchange Commission on February 27, 2003
                                                              File No. 333-81485
                                                                       811-09065
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              ---------------------
                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                                             [ ]

     Post-Effective Amendment No. 2                                          |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 1                                                         |X|

                        (Check appropriate box or boxes.)

                              ---------------------

                     PHLVIC Variable Universal Life Account

                           (Exact Name of Registrant)

                              ---------------------

                         PHL Variable Insurance Company

                               (Name of Depositor)

                              ---------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                              ---------------------

                             Richard J. Wirth, Esq.
                         PHL Variable Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                              ---------------------

   It is proposed that this filing will become effective (check appropriate box)
    [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
    [ ] on ___________ pursuant to paragraph (b) of Rule 485
    [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
    |X| on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485
    If appropriate, check the following box:
    [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                              ---------------------

================================================================================

                            THE PHOENIX EDGE(R) - VUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY
          (A WHOLLY OWNED SUBSIDIARY OF PHOENIX LIFE INSURANCE COMPANY)

PROSPECTUS                                                           MAY 1, 2003

The Phoenix Edge(R) - VUL is a flexible premium variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the PHLVIC Variable Universal Life Account. The subaccounts purchase shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Enhance Index Series [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Kayne Large-Cap Core Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
[diamond] Phoenix-Lazard U.S. Multi-Cap Series
[diamond] Phoenix-Lord Abbett Bond-Debenture Series
[diamond] Phoenix-Lord Abbett Large-Cap Value Series
[diamond] Phoenix-Lord Abbett Mid-Cap Value Series
[diamond] Phoenix-MFS Investors Growth Stock Series
[diamond] Phoenix-MFS Investors Trust Series
[diamond] Phoenix-MFS Value Series
[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS
----------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND
-----------------------
[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund

SCUDDER VIT FUNDS
-----------------
[diamond] Scudder VIT EAFE(R) Equity Index Fund
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger Foreign Forty
[diamond] Wanger International Small Cap
[diamond] Wanger Twenty
[diamond] Wanger U.S. Smaller Companies

--------------------------------------------------------------------------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:           [envelope] PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                      PO Box 8027
                                                                      Boston, MA 02266-8027
                                                          [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                      800/541-0171

It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes. It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract.

The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission (SEC) has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Read and keep this prospectus for future reference.

                     TABLE OF CONTENTS

Heading                                                 Page
------------------------------------------------------------
RISK/BENEFIT SUMMARY .................................     4
  Policy Benefits ....................................     4
  Policy Risks .......................................     4
FEE TABLES
  Transaction Fees Policy Option A....................     6
  Periodic Charges Other than Fund Operation Expenses
  Policy Option A.....................................     7
  Transaction Fees Policy Option B....................     9
  Periodic Charges Other than Fund Operation Expenses
  Policy Option B.....................................    10
  Transaction Fees Policy Option C....................    12
  Periodic Charges Other than Fund Operation Expenses
  Policy Option C.....................................    13
  Minimum and Maximum Fund Operating Expenses.........    14
PHL VARIABLE INSURANCE COMPANY .......................    15
THE PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
   (THE "ACCOUNT") ...................................    15
  Performance History ................................    15
VOTING RIGHTS ........................................    15
  The Guaranteed Interest Account ....................    15
CHARGES AND DEDUCTIONS................................    16
  General ............................................    16
  Charges Deducted from Premium Payments .............    16
  Periodic Charges ...................................    16
  Mortality and Expense Risk Charge ..................    16
  Conditional Charges ................................    17
  Transfer Charge ....................................    18
  Other Tax Charges ..................................    18
  Fund Charges........................................    18
  Charge Reductions...................................    18
THE POLICY ...........................................    18
  Contract Rights: Owner, Insured, Beneficiary .......    18
  Contract Limitations................................    18
  Purchasing a Policy.................................    18
GENERAL ..............................................    20
  Postponement of Payments ...........................    20
  Optional Insurance Benefits ........................    20
  Death Benefit ......................................    21
PAYMENT OF PROCEEDS ..................................    21
  Surrender and Death Benefit Proceeds ...............    21
  Payment Amount......................................    22
  Payment Options ....................................    22
  Surrenders..........................................    22
  Transfer of Policy Value............................    23
  Policy Loans........................................    24
  Lapse...............................................    24
FEDERAL INCOME TAX CONSIDERATIONS ....................    25
  Modified Endowment Contracts .......................    25
FINANCIAL STATEMENTS..................................    25
APPENDIX A INVESTMENT OPTIONS.........................   A-1
  Annual Fund Expenses ...............................   A-1
  Investment Type ....................................   A-3
  Advisors ...........................................   A-4
  Subadvisors ........................................   A-5

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------
This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

POLICY BENEFITS

DEATH BENEFITS
The Phoenix Edge(R) - VUL is a flexible premium variable universal life insurance policy. The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

You will choose a death benefit when you apply for a policy:

[diamond] Death Benefit Option 1 will equal the policy's face amount, or the minimum death benefit if greater

[diamond] Death Benefit Option 2 will equal the face amount plus the policy value, or the minimum death benefit if greater

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option.

The minimum death benefit is equal to the policy value increased by a percentage taken from a table in the policy based on the policy year and the age of insured person.

Also available, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.

LOANS AND SURRENDERS
Generally, you may take loans against 90% of your policy's cash surrender value.

You may partially surrender any part of the policy anytime. A partial surrender fee will apply and we may also impose a separate surrender charge.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:
[diamond] Individual Term
[diamond] Guaranteed Death Benefit
[diamond] LifePlan Option
[diamond] Universal Life Conversion
[diamond] Disability Benefit
[diamond] Accidental Death Benefit
[diamond] Child Term
[diamond] Family Term
[diamond] Cash Value Accumulation Test Amendment
[diamond] Purchase Protector Plan
[diamond] Living Benefits

Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY OPTIONS
You choose one of three policy options when you apply for a policy. Your choice will determine the fees and charges deducted from your policy and may not be changed:

[diamond] POLICY OPTION A
          has the highest initial surrender charge, but lower mortality and expense risk charges than the other options beginning in policy year 11.

[diamond] POLICY OPTION B
          reduces initial surrender charges, but has higher mortality and expense risk charges, beginning in policy year 11, than Policy Option A.

[diamond] POLICY OPTION C
          further reduces initial surrender charges over Policy Option B, but also has higher mortality and expense risk charges, beginning in policy year 11, than Policy Options A and B.

You can use compare the effect your choice has on fees and charges by using the tables of fees and expenses beginning on page 6.

POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first 15 years under Policy Option A, during the first 10 years under Policy Option B, and during the first 5 years under Policy Option C; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the PHLVIC Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THERE ARE TWO TABLES DESCRIBING THE CHARGES AS THEY APPLY TO EACH POLICY OPTION. THE FIRST TABLE FOR EACH POLICY OPTION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES
------------------------------------------------------------------------------------------------------------------------------------
                                                                      POLICY OPTION A - TRANSACTION FEES
-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PREMIUM EXPENSE CHARGE           Upon premium payment                                     6% of premium
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ISSUE EXPENSE CHARGE             On policy date and monthly
                                 on policy processing day,    $1.50 per $1,000 of base face amount up to a maximum of $50 per
                                 for the first policy year    month, maximum $600 total
-------------------------------- ---------------------------- ----------------------------------------------------------------------
SURRENDER CHARGE                 Upon Full Surrender. Charge              Policy Year             Surrender charge as a percentage
                                 does not apply to a policy                                      of Target Annual Premium ("TAP")(1)
                                 lapse.                       ---------------------------------- -----------------------------------
                                                                             1-7                                200%
                                                              ---------------------------------- -----------------------------------
                                                                              8                                 196%
                                                              ---------------------------------- -----------------------------------
                                                                              9                                 166%
                                                              ---------------------------------- -----------------------------------
                                                                             10                                 142%
                                                              ---------------------------------- -----------------------------------
                                                                             11                                 118%
                                                              ---------------------------------- -----------------------------------
                                                                             12                                 94%
                                                              ---------------------------------- -----------------------------------
                                                                             13                                 70%
                                                              ---------------------------------- -----------------------------------
                                                                             14                                 46%
                                                              ---------------------------------- -----------------------------------
                                                                             15                                 22%
                                                              ---------------------------------- -----------------------------------
                                                                         16 or more                              0%
------------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE         Upon Partial Surrender or    A pro rata portion of the applicable surrender charge that would
                                 a reduction In the policy    apply to a full surrender
                                 face amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER FEE            Upon Partial Surrender                                       $25.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
TRANSFER CHARGE                  Upon Transfer                At present, we do not charge for transfers between investment options, but we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable        We do not charge for taxes at this time, however we reserve the
                                 for taxes.                   right to impose a charge should we become liable for taxes in the future.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LOAN INTEREST RATE CHARGED       Upon Loan                    The rates in effect before the insured person reaches age 65
                                                              ----------------------------------------------------------------------
                                                                   Policy Year             Most States        New Jersey and Texas
                                                              ----------------------- ---------------------- -----------------------
                                                                       1-10                    4%                      5%
                                                              ----------------------- ---------------------- -----------------------
                                                                      11-15                    3%                      4%
                                                              ----------------------- ---------------------- -----------------------
                                                                   16 and after                2%                      3%
------------------------------------------------------------------------------------------------------------------------------------

(1) TAP means Target Annual Premium. TAP is established at the time the policy is issued and is the greater of: (a) the level premium required to mature the policy, computed at an interest rate of 6.5% and assuming current mortality and expense risk charges; and (b) $1,200.

  THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

                                 POLICY OPTION A - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
COST OF INSURANCE(1)             On policy date and monthly
                                 on policy processing day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum                                         We currently charge $0.0429 - $79.1666 per $1,000 of face amount
  Charges                                                     per month. The maximum we will ever charge at any time in the future is $83.33 per $1,000 of policy face amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male age                                      We would charge $0.1942 per $1,000 of face amount. We will increase
  45 in the nonsmoker                                         this charge as he ages.
  premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On each monthly                                        Policy years 1-10
CHARGE                           calculation day              ----------------------------------------------------------------------
                                                              All policy values                                .075%
                                                              ----------------------------------------------------------------------
                                                                                     Policy year 11 and after:
                                                              ---------------------------------- -----------------------------------
                                                              Non-loaned policy value as a       Mortality and Expense Risk Charge
                                                              percentage of total policy face    as a percentage of average daily
                                                              amount                             balance
                                                              ---------------------------------- -----------------------------------
                                                                        less than 40%                          .075%
                                                              ---------------------------------- -----------------------------------
                                                               40% or more, but less than 60%                  .050%
                                                              ---------------------------------- -----------------------------------
                                                                         60% or more                           .025%
------------------------------------------------------------------------------------------------------------------------------------
                                                     OPTIONAL INSURANCE FEATURES
-------------------------------- ---------------------------- ----------------------------------------------------------------------
INDIVIDUAL TERM RIDER            On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
 Minimum and Maximum                                          $0.0409 - $83.33 per $1.000 of term rider death benefit.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
 Example for a male age 45 in                                 $0.1200 per $1,000 of term rider death benefit.
 the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER   On Rider Policy Date, and    $0.03 per $1,000 of total face amount.
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER           We do not charge for this    No charge. We describe this rider later under "Additional Rider
                                 rider. It is available on    Benefits"
                                 a state-by-state basis.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
UNIVERSAL LIFE CONVERSION        We do not charge for this    No charge. We describe this rider later under "Additional Rider
OPTION                           rider. It is available on    Benefits"
                                 a state-by-state basis.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DISABILITY BENEFIT RIDER         On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
 Minimum and Maximum                                          $0.215 -$0.817 per $100 of annual benefit.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
 Example for a male age 45 in                                 $03328 per $100 of annual benefit
 the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT RIDER   On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
 Minimum and Maximum                                          $0.069 -$0.2727 per $1,000 of annual benefit.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
 Example for a male age 45 in                                 $01640 per $1,000 of annual benefit
 the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CHILD TERM RIDER                 On Rider Policy Date, and    $0.0465 - $0.1126 per $1,000 of child term rider face amount.
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------

-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FAMILY TERM RIDER                On Rider Policy Date, and    $0.0783 - $2.6716 per $1,000 of family term rider face amount.
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PURCHASE PROTECTOR PLAN          On Rider Policy Date, and    $0.051 - $0.177 per unit.
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CASH VALUE ACCUMULATIONS         We do not charge for this    No charge. We describe this rider later under
                                 rider. It is available on a  "Additional Rider Benefits."
                                 state-by-state basis.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIVING BENEFITS                  No charge. We describe this  No charge. We describe this rider later under
                                 rider later under            "Additional Rider Benefits."
                                 "Additional Rider Benefits."
------------------------------------------------------------------------------------------------------------------------------------
(1) Cost of insurance charges will vary according to age, gender, premium class, policy year, net amount at risk, and face amount.
    The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.

                                                 POLICY OPTION B - TRANSACTION FEES
-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PREMIUM EXPENSE CHARGE           Upon premium payment                                     6% of premium
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ISSUE EXPENSE CHARGE             On policy date and monthly
                                 on policy processing day,    $1.50 per $1,000 of base face amount up to a maximum of $50 per
                                 for the first policy year    month, maximum $600 total
-------------------------------- ---------------------------- ---------------------------------- -----------------------------------
SURRENDER CHARGE                 Upon Full Surrender.                    Policy Year             Surrender charge as a percentage
                                 Charge does not apply to a                                      of Target Annual Premium ("TAP")(1)
                                 policy lapse.                ---------------------------------- -----------------------------------
                                                                             1-5                                150%
                                                              ---------------------------------- -----------------------------------
                                                                              6                                 147%
                                                              ---------------------------------- -----------------------------------
                                                                              7                                 111%
                                                              ---------------------------------- -----------------------------------
                                                                              8                                 78%
                                                              ---------------------------------- -----------------------------------
                                                                              9                                 39%
                                                              ---------------------------------- -----------------------------------
                                                                             10                                 16%
                                                              ---------------------------------- -----------------------------------
                                                                         11 or more                              0%
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER CHARGE         Upon Partial Surrender or    A pro rata portion of the applicable surrender charge that would
                                 a reduction In the policy    apply to a full surrender
                                 face amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER FEE            Upon Partial Surrender                                       $25.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
TRANSFER CHARGE                  Upon Transfer                At present, we do not charge for transfers between investment options, but we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable        We do not charge for taxes at this time, however we reserve the
                                 for taxes.                   right to impose a charge should we become liable for taxes in the future.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LOAN INTEREST RATE CHARGED       Upon Loan                    The rates in effect before the insured person reaches age 65
                                                              ----------------------- ---------------------- -----------------------
                                                                    Policy Year             Most States        New Jersey and Texas
                                                              ----------------------- ---------------------- -----------------------
                                                                       1-10                     4%                      5%
                                                              ----------------------- ---------------------- -----------------------
                                                                       11-15                    3%                      4%
                                                              ----------------------- ---------------------- -----------------------
                                                                   16 and after                 2%                      3%
-------------------------------- ---------------------------- ----------------------- ---------------------- -----------------------

(1) TAP means Target Annual Premium. TAP is established at the time the policy is issued and is the greater of: (a) the level premium required to mature the policy, computed at an interest rate of 6.5% and assuming current mortality and expense risk charges; and (b) $1,200.

  THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

                               POLICY OPTION B - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
-------------------------------- ---------------------------- ----------------------------------------------------------------------
            Charge                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
COST OF INSURANCE(1)             On policy date and monthly
                                 on policy processing day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum                                         We currently charge $0.0429 - $79.1666 per $1,000 of face amount
  Charges                                                     per month. The maximum we will ever charge at any time in the future is $83.33 per $1,000 of policy face amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male age                                      We would charge $0.1942 per $1,000 of face amount. We will increase
  45 in the nonsmoker                                         this charge as he ages.
  premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADMINISTRATIVE CHARGE            Monthly                      $0.01 per $1,000.00 of face amount up to a maximum of $75 per month for the first 15 policy years.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On each monthly                                        Policy years 1-10
CHARGE                           calculation day              -------------------------------- -------------------------------------
                                                                        All policy values                      .075%
                                                              ----------------------------------------------------------------------
                                                                                     Policy year 11 and after:
                                                              ---------------------------------- -----------------------------------
                                                              Non-loaned policy value as a       Mortality and Expense Risk Charge
                                                              percentage of total policy face    as a percentage of average daily
                                                              amount                             balance
                                                              ---------------------------------- -----------------------------------
                                                                         less than 40%                         .075%
                                                              ---------------------------------- -----------------------------------
                                                                40% or more, but less than 60%                 .055%
                                                              ---------------------------------- -----------------------------------
                                                                          60% or more                          .050%
------------------------------------------------------------------------------------------------------------------------------------
                                                    OPTIONAL INSURANCE FEATURES
-------------------------------- ---------------------------- ----------------------------------------------------------------------
INDIVIDUAL TERM RIDER            On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
 Minimum and Maximum                                          $0.0409 - $83.33 per $1.000 of term rider death benefit.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
 Example for a male age 45 in                                 $0.1200 per $1,000 of term rider death benefit.
 the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER   On Rider Policy Date, and    $0.03 per $1,000 of total face amount.
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER           We do not charge for this    No charge. We describe this rider later under "Additional Rider
                                 rider. It is available on    Benefits"
                                 a state-by-state basis.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
UNIVERSAL LIFE CONVERSION        We do not charge for this    No charge. We describe this rider later under "Additional Rider
OPTION                           rider. It is available on    Benefits"
                                 a state-by-state basis.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DISABILITY BENEFIT RIDER         On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
 Minimum and Maximum                                          $0.215 -$0.817 per $100 of annual benefit.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
 Example for a male age 45 in                                 $03328 per $100 of annual benefit
 the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT RIDER   On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
 Minimum and Maximum                                          $0.069 -$0.2727 per $1,000 of annual benefit.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
 Example for a male age 45 in                                 $01640 per $1,000 of annual benefit
 the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CHILD TERM RIDER                 On Rider Policy Date, and    $0.0465 - $0.1126 per $1,000 of child term rider face amount.
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------

-------------------------------- ---------------------------- ----------------------------------------------------------------------
            Charge                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FAMILY TERM RIDER                On Rider Policy Date, and    $0.0783 - $2.6716 per $1,000 of family term rider face amount.
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PURCHASE PROTECTOR PLAN          On Rider Policy Date, and    $0.051 - $0.177 per unit.
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CASH VALUE ACCUMULATIONS         We do not charge for this    No charge. We describe this rider later under
                                 rider. It is available on a  "Additional Rider Benefits."
                                 state-by-state basis.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIVING BENEFITS                  No charge. We describe this  No charge. We describe this rider later under
                                 rider later under            "Additional Rider Benefits."
                                 "Additional Rider Benefits."
------------------------------------------------------------------------------------------------------------------------------------
(1) Cost of insurance charges will vary according to age, gender, premium class, policy year, net amount at risk, and face amount.
    The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.

                                                 POLICY OPTION C - TRANSACTION FEES
-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PREMIUM EXPENSE CHARGE           Upon premium payment                                     6% of premium
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ISSUE EXPENSE CHARGE             On policy date and monthly   $1.50 per $1,000 of base face amount up to a maximum of $50 per
                                 on policy processing day,    month, maximum $600 total
                                 for the first policy year
-------------------------------- ---------------------------- ---------------------------------- -----------------------------------
SURRENDER CHARGE                 Upon Full Surrender.                    Policy Year             Surrender charge as a percentage
                                 Charge does not apply to a                                      of Target Annual Premium ("TAP")(1)
                                 policy lapse.                ---------------------------------- -----------------------------------
                                                                           1 -3                                75%
                                                              ---------------------------------- -----------------------------------
                                                                             4                                 72%
                                                              ---------------------------------- -----------------------------------
                                                                             5                                 34%
                                                              ---------------------------------- -----------------------------------
                                                                         6 or more                              0%
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER CHARGE         Upon Partial Surrender or    A pro rata portion of the applicable surrender charge that would
                                 a reduction In the policy    apply to a full surrender
                                 face amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER FEE            Upon Partial Surrender                                       $25.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
TRANSFER CHARGE                  Upon Transfer                At present, we do not charge for transfers between investment options, but we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable        We do not charge for taxes at this time, however we reserve the
                                 for taxes.                   right to impose a charge should we become liable for taxes in the future.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LOAN INTEREST RATE CHARGED       Upon Loan                    The rates in effect before the insured person reaches age 65
                                                              ----------------------- ---------------------- -----------------------
                                                                   Policy Year             Most States           NJ and TX only
                                                              ----------------------- ---------------------- -----------------------
                                                                       1-10                    4%                      5%
                                                              ----------------------- ---------------------- -----------------------
                                                                      11-15                    3%                      4%
                                                              ----------------------- ---------------------- -----------------------
                                                                   16 and after                2%                      3%
-------------------------------- ---------------------------- ----------------------- ---------------------- -----------------------

(1) TAP means Target Annual Premium. TAP is established at the time the policy is issued and is the greater of: (a) the level premium required to mature the policy, computed at an interest rate of 6.5% and assuming current mortality and expense risk charges; and (b) $1,200.

  THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

                               POLICY OPTION C - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
COST OF INSURANCE(1)             On policy date and monthly
                                 on policy processing day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum                                         We currently charge $0.0429 - $79.1666 per $1,000 of face amount
  Charges                                                     per month. The maximum we will ever charge at any time in the future is $83.33 per $1,000 of policy face amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male age                                      We would charge $0.1942 per $1,000 of face amount. We will increase
  45 in the nonsmoker                                         this charge as he ages.
  premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADMINISTRATIVE CHARGE            Monthly                      $0.08 per $1,000.00 of face amount up to a maximum of $200 per month for the first 15 policy years.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On each monthly                                        Policy years 1-10
CHARGE                           calculation day              ---------------------------------- -----------------------------------
                                                              All policy values                                .075%
                                                              ----------------------------------------------------------------------
                                                                                   Policy year 11 and after:
                                                              ---------------------------------- -----------------------------------
                                                              Non-loaned policy value as a       Mortality and Expense Risk Charge
                                                              percentage of total policy face    as a percentage of average daily
                                                              amount                             balance
                                                              ---------------------------------- -----------------------------------
                                                                        less than 40%                          .075%
                                                              ---------------------------------- -----------------------------------
                                                               40% or more, but less than 60%                  .060%
                                                              ---------------------------------- -----------------------------------
                                                                         60% or more                           .055%
------------------------------------------------------------------------------------------------------------------------------------
                                                    OPTIONAL INSURANCE FEATURES
-------------------------------- ---------------------------- ----------------------------------------------------------------------
INDIVIDUAL TERM RIDER            On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
 Minimum and Maximum                                          $0.0409 - $83.33 per $1.000 of term rider death benefit.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
 Example for a male age 45 in                                 $0.1200 per $1,000 of term rider death benefit.
 the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER   On Rider Policy Date, and    $0.03 per $1,000 of total face amount.
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER           We do not charge for this    No charge. We describe this rider later under "Additional Rider
                                 rider. It is available on    Benefits"
                                 a state-by-state basis.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
UNIVERSAL LIFE CONVERSION        We do not charge for this    No charge. We describe this rider later under "Additional Rider
OPTION                           rider. It is available on    Benefits"
                                 a state-by-state basis.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DISABILITY BENEFIT RIDER         On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
 Minimum and Maximum                                          $0.215 -$0.817 per $100 of annual benefit.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
 Example for a male age 45 in                                 $03328 per $100 of annual benefit
 the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT RIDER   On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
 Minimum and Maximum                                          $0.069 -$0.2727 per $1,000 of annual benefit.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
 Example for a male age 45 in                                 $01640 per $1,000 of annual benefit
 the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CHILD TERM RIDER                 On Rider Policy Date, and    $0.0465 - $0.1126 per $1,000 of child term rider face amount.
                                 monthly on each Monthly
                                 Calculation Day
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FAMILY TERM RIDER                On Rider Policy Date, and    $0.0783 - $2.6716 per $1,000 of family term rider face amount.
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PURCHASE PROTECTOR PLAN          On Rider Policy Date, and    $0.051 - $0.177 per unit.
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CASH VALUE ACCUMULATIONS         We do not charge for this    No charge. We describe this rider later under
                                 rider. It is available on a  "Additional Rider Benefits."
                                 state-by-state basis.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIVING BENEFITS                  No charge. We describe this  No charge. We describe this rider later under
                                 rider later under            "Additional Rider Benefits."
                                 "Additional Rider Benefits."
------------------------------------------------------------------------------------------------------------------------------------
(1) Cost of insurance charges will vary according to age, gender, premium class, policy year, net amount at risk, and face amount.
    The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME
THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH
FUND.


                                                                              Minimum                            Maximum

Total Annual Fund Operating Expenses(1)                                         0.31%              -               4.09%
(expenses that are deducted from a fund's assets,
including management fees, distribution and/or
12 b-1 fees, and other expenses)

(1.) We have provided the total and net fund operating expenses for each available investment portfolio in Appendix A.

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------
PHL Variable Insurance Company is a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut. Throughout this prospectus we will refer to PHL Variable Insurance Company as "PHL Variable" and in the first person (i.e. as "we", "us", "our").

THE PHLVIC VARIABLE UNIVERSAL LIFE
ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------
PHL Variable Insurance Company established the Account as a separate account under Connecticut insurance law on September 10, 1998. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 The SEC does not supervise the management, investment practices or policies of the Account or of PHL Variable.

All income, gains or losses of the Account are credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of PHL Variable. The assets of the Account may not be charged with liabilities arising out of any other business we conduct. PHL Variable is responsible for all obligations under the policies.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

PHL Variable does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Account invests.

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------
We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting VULA at the address and telephone number given on page 1.

THE GUARANTEED INTEREST ACCOUNT
In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year:     25% of the total value
[diamond] Second Year:    33% of remaining value
[diamond] Third Year:     50% of remaining value
[diamond] Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

PREMIUM EXPENSE CHARGE
We deduct a charge of 6% from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling the policy (e.g., commissions, advertising and printing).

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from the subaccounts and the non-loaned portion of the Guaranteed Interest Account according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured persons' gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

MORTALITY AND EXPENSE RISK CHARGE.
We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

 We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

 We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

 If the expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

 During the first ten policy years, your policy will pay a mortality and expense risk charge equal to .075% of the average daily balance for the month on each monthly calculation day. Beginning in policy year 11, your policy will pay a mortality and expense risk charge that depends on how your non-loaned policy value compares to your policy's face amount. Non-loaned policy values above certain amounts (thresholds) qualify you for more favorable (lower) charges. Thresholds for lower charges beginning in policy year 11 depend on the policy option you choose as outlined in the following chart.

------------------------- ----------------------------------
                           POLICY YEAR 1 THROUGH 10 MONTHLY
                           MORTALITY & EXPENSE RISK CHARGES
                                FOR ALL POLICY OPTIONS
------------------------- ----------------------------------
   All policy values                   .075%
------------------------- ----------------------------------
  NON-LOANED POLICY          POLICY YEAR 11 AND AFTER
VALUE AS A PERCENTAGE          MONTHLY MORTALITY &
OF TOTAL POLICY FACE          EXPENSE RISK CHARGES
       AMOUNT*             ----------- ---------- -----------
                             OPTION A   OPTION B   OPTION C
-------------------------- ----------- ---------- -----------
less than 40%                 .075%      .075%       .075%
-------------------------- ----------- ---------- -----------
greater than or equal
to 40%, but less than 60%
                              .050%      .055%       .060%
-------------------------- ----------- ---------- -----------
60% or more                   .025%      .050%       .055%
------------------------- ----------- ---------- -----------
  *Total policy face amount is the sum of the base policy face amount plus the face amount of any Individual Term rider you elect.

COST OF OPTIONAL INSURANCE FEATURES (RIDERS) Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

The Phoenix Edge(R) - VUL policy has three riders available at no additional charge:

[diamond] LifePlan Options Rider.

[diamond] Universal Life Conversion Option

[diamond] Cash Value Accumulation Test Amendment must be elected irrevocably at issue, and is automatically attached to policies that have the Guaranteed Death Benefit Rider.

[diamond] Living Benefits Rider. We can make an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250.000) should the person insured becomes terminally ill, subject to certain conditions. The policy's face amount following the accelerated payment must be at least $10,000.

We charge for providing benefits under the following riders:

[diamond] Individual Term Rider. charges vary based on age, gender, risk classification and rider face amount. Charges will increase as the insured person ages.

[diamond] Guaranteed Death Benefit Rider charge is $0.03 per $1,000 of total face amount. Total face amount is the base policy face amount plus the face amount of any Individual Term Rider.

[diamond] Accidental Death Benefit Rider charges vary based on the insured person's age and risk classification as well as the specified benefit.

[diamond] Child Term Rider charges vary based on the age and gender of the child and the specified face amount.

[diamond] Family Term Rider charges vary based on the age(s), and risk classification(s) of the covered family members and the specified face amount of the rider.

[diamond] Purchase Protector Plan Rider charges vary based on age, and risk classification of the person insured and on the number of units of coverage purchased.

LOAN INTEREST CHARGED
We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. The difference is to compensate us for costs associated with administering the loans. These rates apply until the person insured reaches age 65.

------------ ----------------------- ----------------------
                                      RATE WE CREDIT THE
                                       LOANED PORTION OF
               LOAN INTEREST RATE      THE GUARANTEED
                     CHARGED           INTEREST ACCOUNT
------------ ----------- ----------- ---------- -----------
POLICY          MOST         NJ        MOST         NJ
YEARS:         STATES      AND TX     STATES      AND TX
------------ ----------- ----------- ---------- -----------
1-10             4%          5%         2%          3%
------------ ----------- ----------- ---------- -----------
11-16            3%          4%         2%          3%
------------ ----------- ----------- ---------- -----------
16+              2%          3%         2%          3%
------------ ----------- ----------- ---------- -----------

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

[diamond] SURRENDER CHARGE. The surrender charge applies if you surrender the policy for its cash surrender value or allow the policy to lapse. Your choice of Policy Option determines your surrender charge schedule. The maximum surrender charges that your policy might pay in a given policy year are illustrated in the following Surrender Charge Table. The amount you would actually pay depends on the policy month and may be less than shown. The actual surrender charge will never exceed policy value, therefore, we will never require you to submit an additional payment in order to surrender your policy. We will provide a complete month-by-month surrender charge table in your policy's schedule pages.

   -----------------------------------------------------------
                    SURRENDER CHARGE TABLE
   -----------------------------------------------------------
        POLICY      SURRENDER CHARGE AS A PERCENTAGE OF TAP
        YEARS
                      Policy       Policy         Policy
                     Option A     Option B       Option C
          1            200%         150%           75%
          2            200%         150%           75%
          3            200%         150%           75%
          4            200%         150%           72%
          5            200%         150%           34%
          6            200%         147%            0%
          7            200%         111%            0%
          8            196%          75%            0%
          9            166%          39%            0%
          10           142%          16%            0%
          11           118%          0%             0%
          12           94%           0%             0%
          13           70%           0%             0%
          14           46%           0%             0%
          15           22%           0%             0%
        16 on           0%           0%             0%

[diamond] PARTIAL SURRENDER CHARGE (FACE AMOUNT DECREASE). A pro rata portion of the surrender charge will be deducted from your policy value in direct proportion to any decrease in face amount. Face amount reductions may result if you request a decrease in face amount, request a death benefit option change or make a partial withdrawal.

[diamond] PARTIAL WITHDRAWAL FEE. Should you withdraw a portion of your policy value, we may deduct a $25 fee from your policy value. A portion of the surrender charge may also apply.

[diamond] SAMPLE SURRENDER CHARGES FOR POLICY OPTION A. We provide the first year surrender charge calculations in order to illustrate how the Target Annual Premium (TAP) and the surrender charge can vary in relation to the insured persons' ages and gender. The examples given are for a non-smokers.

          The sample policy's initial face amount is $1 million.

------------------------ ----------------- -----------------
    PERSON INSURED        TARGET ANNUAL       FIRST YEAR
------------------------
   AGE        GENDER         PREMIUM          SURRENDER
                              (TAP)            CHARGE*
---------- ------------- ----------------- -----------------
   45        Male             $8,705           $17,409
---------- ------------- ----------------- -----------------
   45        Female           $7,137           $14,314
---------- ------------- ----------------- -----------------
   55        Male            $14,330           $28,659
---------- ------------- ----------------- -----------------
   55        Female          $12,116           $24,232
---------- ------------- ----------------- -----------------
   65        Male            $23,951           $47,901
---------- ------------- ----------------- -----------------
   65        Female         $19,4077           $38,954
---------- ------------- ----------------- -----------------
* The first year surrender charge is equal to 2 times TAP, subject to maximums permitted under state insurance law.

The actual surrender charge you will pay can never be more than your policy value. We will never require you to make an additional payment in order to surrender your policy.

TRANSFER CHARGE
Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

OTHER TAX CHARGES
Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

FUND CHARGES
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

CHARGE REDUCTIONS
We may reduce or eliminate charges we normally assess if we expect that the size or nature of a policy will lower our costs associated with the policy.

THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. We will not issue a policy if person to be insured is 85 or older We will require that you provide evidence that the person to be insured is, in fact, insurable. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VULA. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We retain the right to refuse to process your application within seven days after we receive it. Should we decline to process your application, we will return the premium you paid. We retain the right to decline to issue your policy even if we have approved your application for processing. Should we decline to issue your policy, we will refund to you the same amount we would refund had the policy been issued and returned during your "right to cancel" period.


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ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person as long as you are at least 18 years old, and have an insurable interest in the life to be insured. You must also have the consent of the person to be insured.

PREMIUM PAYMENTS
The Phoenix Edge(R) - VUL is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

A number of factors concerning the person insured and the policy features you desire will affect our required issue premium. The age, gender, and risk class can affect the issue premium, as can policy features such as the face amount and added benefits.

The issue premium is due on the policy date. The insured person must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM
We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received by us will be reduced by applicable state premium tax and by 1.50% for federal tax charges. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to PHL Variable upon policy lapse or termination.

Premium payments received during a grace period, after deduction of state and federal tax charges and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

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1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

GENERAL
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POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits under certain circumstances. We may also postpone subaccount transfers under any of the following circumstances:

[diamond] We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

[diamond] We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted; or

[diamond] When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.


OPTIONAL INSURANCE BENEFITS
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

[diamond] INDIVIDUAL TERM. This rider provides additional term insurance coverage until the insured person reaches age 100. The face amount of the term insurance may be level or increasing. The initial rider death benefit is limited to 4 times the policy's initial face amount. We assess a monthly charge for this rider.

[diamond] GUARANTEED DEATH BENEFIT. This rider guarantees the face amount of coverage even if you have insufficient policy value to cover the monthly deduction.

          We will set a monthly guarantee premium based on the insured person's age, gender and risk class, the policy's face amount and the rider's coverage period. In general, the total premiums you have paid, reduced by any partial withdrawals, must be greater than or equal to the sum total of all monthly guarantee premiums since issue. Please refer to the rider contract form for details.

          We assess a monthly charge while the rider remains in effect.

[diamond] LIFEPLAN OPTIONS RIDER. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in the rider, the following favorable policy options may be exercised or elected:

          1) An option to increase the total face amount of the policy by up to $1,000,000 without a medical exam requirement, while other traditional underwriting rules will still apply.

          2) An option to reduce the base policy face amount up to 50% without incurring a partial surrender charge.

          3) An option to exchange the policy for an annuity without incurring a surrender charge. This option is not available until the 10th policy anniversary.

          We do not charge for this rider.

[diamond] ACCIDENTAL DEATH BENEFIT. This rider will provide an additional death benefit if the insured person dies as the result of accidental injuries. This rider expires on the policy anniversary nearest the insured person's 75th birthday. The rider contract form contains terms and conditions.

          We assess a monthly charge for this rider.

[diamond] DISABILITY BENEFIT. This rider will provide a specified monthly credit to your policy if the insured person becomes totally disabled.

          We will credit the policy each month while the disability persists for one year or until the insured person reaches age 65, whichever is latest.

          In addition, should the insured person become totally disabled before reaching age 60 and remain totally disabled for the entire period to age 65, we will continue to credit the policy beyond age 65.

          We assess a monthly charge for this rider.

[diamond] UNIVERSAL LIFE CONVERSION OPTION. This rider permits you to permanently transfer your policy value to a special account paying a guaranteed minimum interest rate. It is available beginning in the 16th policy year. We do not charge for this rider.

[diamond] CHILD TERM. This rider provides annually renewable term coverage on the insured person's children who are between 14 days old and age 18. The term insurance is renewable to age 25. Each child will be insured under a separate rider and the amount of insurance must be the same. You may convert coverage to a new permanent life


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          insurance policy prior to your policy anniversary nearest the insured child's 25th birthday. The new policy will be subject to our minimum issue requirements.

          We assess a monthly charge for this rider.

[diamond] FAMILY TERM. This rider provides annually renewable term insurance coverage to age 70 on the insured person or members of the insured person's immediate family who are at least 18 years of age. The rider is fully convertible through age 65 for each covered person to a new permanent life insurance policy. The new policy will be subject to our minimum issue requirements.

          We assess a monthly charge for this rider.

[diamond] CASH VALUE ACCUMULATION. This rider generally permits you to pay more in premium than otherwise would be permitted. This rider must be elected before the policy is issued and will continue in effect for the life of the policy. We do not charge for this rider.

[diamond] PURCHASE PROTECTOR PLAN. Under this rider you may, at predetermined future dates, purchase additional insurance protection without evidence of insurability. We assess a monthly charge for this rider.

[diamond] LIVING BENEFITS. Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. We do not charge for this rider.

DEATH BENEFIT
You choose your Death Benefit Option when you apply for your policy, and are permitted to change it. If you fail to choose, we will use Death Benefit Option 1.

Death Benefit Option 1 will pay the policy's face amount on the date of the insured person's death but not less than the minimum death benefit.

Death Benefit Option 2 will pay the policy's face amount plus the policy value on the date of the insured person's death but not less than the minimum death benefit.

We will determine the minimum death benefit by increasing the policy value on the date of death using the applicable percentage as shown by a table in your policy. The applicable percentage will be based on the insured person's age.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary. We will not permit a face amount increase after the insured person reaches age 85. We charge $1.50 per $1,000 of added face amount up to a maximum of $600. We will deduct 1/12th of this charge each month for the year following a face amount increase.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

A new surrender charge schedule will apply to a fraction of the total policy value. That fraction will be the same as the face amount increase divided by the new face amount.

For a discussion of possible implications of a material change in the policy resulting from the increase, see "Modified Endowment Contracts--Material Change Rules."

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $25,000 and the face amount remaining after the decrease must be at least $250,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction. The fraction is equal to the decrease in face amount divided by the face amount of the policy before the decrease.

PAYMENT OF PROCEEDS
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SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated; e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under this policy, the death proceeds will be paid when the insured person dies.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death


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proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT AMOUNT
We will make the death benefit payment based on the death benefit option in effect at the time.

-------------------------- --------------------------------------
                           Value we apply to payment option
-------------------------- --------------------------------------
Death Benefit Option 1     Policy face amount
-------------------------- --------------------------------------
Death Benefit Option 2     Policy face amount plus policy value
-------------------------- --------------------------------------

We will pay the minimum death benefit if it is greater under your chosen option.

The cash surrender value is the maximum payable for surrender.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:

[diamond] 10 years; or
[diamond] 20 years; or
[diamond] until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as insured person is living and the policy is in force. The amount available for surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request.

We generally pay a surrendered amount within 7 days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

FULL SURRENDERS
You may fully surrender your policy by sending the policy to us along with the written release and surrender of all claims in a form satisfactory to us at VPMO.


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PARTIAL SURRENDERS
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. You must submit a written request to VPMO. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the following amounts from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions. A partial surrender will reduce your policy value by the sum of the:

PARTIAL SURRENDER AMOUNT - the portion of the cash surrender value you choose, but not less than $500; plus

Partial Surrender Fee of $25; plus

Pro rated Surrender Charge. We deduct a pro rata portion of the surrender charge that would apply to a full surrender.

We will reduce your policy's cash value by the partial surrender amount paid plus the partial surrender fee. If your policy has Death Benefit Option 1, we will reduce your policy's face amount by the same amounts as described above for the reduction of policy value.

TRANSFER OF POLICY VALUE

SYSTEMATIC TRANSFER PROGRAM
You may elect a systematic transfer program to make automatic regular transfers of policy value. You may have only one program in effect at a time. You may call VULA (see page 1) to begin a new Program. These programs are subject to availability.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond] $25 monthly               [diamond] $150 semiannually
[diamond] $75 quarterly             [diamond] $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

Asset Rebalancing does not ensure a profit nor guarantee against a loss in a declining market. We do not charge for this program.

We make transfers under a Systematic Transfer Program based on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month falls on a holiday or weekend, then the transfer will be processed on the next business day.

TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by either writing to VPMO or calling VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute telephone transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit.

TELEPHONE TRANSFERS
We will accept telephone instructions on your behalf from your registered representative. You must send us a written request if you do not want your registered representative to have this ability.

PHL Variable and PEPCO, our national distributor, will use reasonable procedures to confirm that telephone instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all telephone transfers. PHL Variable and PEPCO may be liable for following unauthorized telephone instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

We may modify or terminate your telephone transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

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TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either

o the entire balance in the subaccount or the Guaranteed Interest Account is being transferred; or

o   the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

We reserve the right to limit the number of subaccounts you may invest in to a total of 18 at any one time or over the life of the policy. We may limit you to fewer than 18 if federal or state law requires us to do so.

Excessive transfers between subaccounts could adversely affect series performance. We therefore reserve the right to terminate your transfer privileges. We also reserve the right to reject any specific request that we feel is part of a market-timing pattern. We may reject requests for more than one exchange out of a subaccount within a 30-day period. We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement.

If your policy is issued with a Temporary Money Market Allocation Amendment, you may not make any transfers until your right to cancel the policy expires.

POLICY LOANS
You may generally borrow up to 90% of your policy's cash surrender value. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as monthly deductions.

We charge interest on the loan at annual rates given below, compounded daily and payable in arrears:

--------------------- ------------------ ------------------
POLICY YEARS          MOST STATES           NEW JERSEY
                                              & TEXAS
--------------------- ------------------ ------------------

1-10:                      4%                   5%
11-15:                     3%                   4%
16 and after:              2%                   3%
--------------------- ------------------ ------------------

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2% (4% in New Jersey), compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and at least one insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will apply the excess among the investment options according to your most recent premium allocation schedule on file.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. A policy loan can also have an effect on the policy's death benefit under Death Benefit Option 2 due to any resulting differences in policy value.

LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, during the first seven policy years, the policy value is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to 3 times the required monthly deduction to prevent the policy from lapse.

If, at any time after the first seven policy years, the cash value is less than the required monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to 3 times the required monthly deduction to prevent the policy from lapse.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur.

The policy will remain in force during the grace period however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. Consult your income tax advisor for more thorough information on federal and state income taxes. We refer to Internal Revenue Code of 1986, as amended, as the "Code."

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.


MODIFIED ENDOWMENT CONTRACTS

GENERAL
You will be taxed on loans and payments from a modified endowment contract on the portion of the amount received that is considered income, or gain in contract value. This policy can be modified endowment contracts if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.

Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 59 1/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER
You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax" if the policy is a modified endowment contract.

PARTIAL SURRENDER
Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the person insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The financial statements of PHL Variable Insurance Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI) which you can get free of charge by calling the toll free number given on page 1. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on the Guaranteed Interest Account that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
-----------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Other                         Other
                                                                       Operating    Total Annual      Operating      Total Annual
                                                    Investment  Rule    Expenses    Fund Expenses     Expenses      Fund Expenses
                                                    Management  12b-1    Before         Before          After            After
                Series                                 Fee      Fees  Reimbursement Reimbursement  Reimbursement(9) Reimbursement(9)
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International(5)                     0.75%     N/A       0.27%         1.02%           0.27%           1.02%
Phoenix-AIM Mid-Cap Equity(3,7)                       0.85%     N/A       2.28%         3.13%           0.25%           1.10%
Phoenix-Alliance/Bernstein Enhanced Index(2,6)        0.45%     N/A       0.25%         0.70%           0.20%           0.65%
Phoenix-Alliance/Bernstein Growth + Value(3,7)        0.85%     N/A       2.34%         3.19%           0.25%           1.10%
Phoenix-Duff & Phelps Real Estate Securities(4,6)     0.75%     N/A       0.41%         1.16%           0.35%           1.10%
Phoenix-Engemann Capital Growth(3,6)                  0.63%     N/A       0.09%         0.72%           0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth(4,6)          0.90%     N/A       1.23%         2.13%           0.35%           1.25%
Phoenix-Goodwin Money Market(3,6)                     0.40%     N/A       0.20%         0.60%           0.20%           0.60%
Phoenix-Goodwin Multi-Sector Fixed Income(3,6)        0.50%     N/A       0.21%         0.71%           0.21%           0.71%
Phoenix-Hollister Value Equity(3,6)                   0.70%     N/A       0.30%         1.00%           0.25%           0.95%
Phoenix-Janus Flexible Income(3,6)                    0.80%     N/A       0.71%         1.51%           0.25%           1.05%
Phoenix-Kayne Large-Cap Core(1,8)                     0.70%     N/A       0.54%         1.24%           0.15%           0.85%
Phoenix-Kayne Small-Cap Quality Value(1,8)            0.90%     N/A       1.13%         2.03%           0.15%           1.05%
Phoenix-Lazard International Equity Select(1,8)       0.90%     N/A       1.54%         2.44%           0.15%           1.05%
Phoenix-Lazard Small-Cap Value(1,8)                   0.90%     N/A       1.16%         2.06%           0.15%           1.05%
Phoenix-Lazard U.S. Multi-Cap(1,8)                    0.80%     N/A       0.95%         1.75%           0.15%           0.95%
Phoenix-Lord Abbett Bond-Debenture(1,8)               0.75%     N/A       1.31%         2.06%           0.15%           0.90%
Phoenix-Lord Abbett Large-Cap Value(1,8)              0.75%     N/A       0.71%         1.46%           0.15%           0.90%
Phoenix-Lord Abbett Mid-Cap Value(1,8)                0.85%     N/A       0.99%         1.84%           0.15%           1.00%
Phoenix-MFS Investors Growth Stock(3,6,7)             0.75%     N/A       2.99%         3.74%           0.25%           1.00%
Phoenix-MFS Investors Trust(3,6,7)                    0.75%     N/A       3.34%         4.09%           0.25%           1.00%
Phoenix-MFS Value(3,6,7)                              0.75%     N/A       1.85%         2.60%           0.25%           1.00%
Phoenix-Northern Dow 30(3,6)                          0.35%     N/A       0.77%         1.12%           0.25%           0.60%
Phoenix-Northern Nasdaq-100 Index(R)(3,6)             0.35%     N/A       2.00%         2.35%           0.25%           0.60%
Phoenix-Oakhurst Growth & Income(3,6)                 0.70%     N/A       0.23%         0.93%           0.23%           0.93%
Phoenix-Oakhurst Strategic Allocation(3,6)            0.58%     N/A       0.13%         0.71%           0.13%           0.71%
Phoenix-Sanford Bernstein Global Value(3)             0.90%     N/A       1.90%         2.80%           0.25%           1.15%
Phoenix-Sanford Bernstein Mid-Cap Value(3,6)          1.05%     N/A       0.49%         1.54%           0.25%           1.30%
Phoenix-Sanford Bernstein Small-Cap Value(3,6)        1.05%     N/A       1.28%         2.33%           0.25%           1.30%
Phoenix-Seneca Mid-Cap Growth(4,6)                    0.80%     N/A       0.30%         1.10%           0.30%           1.10%
Phoenix-Seneca Strategic Theme(4,6)                   0.75%     N/A       0.21%         0.96%           0.21%           0.96%
Phoenix-State Street Research Small-Cap Growth(1,8)   0.85%     N/A       0.70%         1.55%           0.15%           1.00%
-----------------------------------------------------------------------------------------------------------------------------------

1  The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15%
   of the series' average net assets.
2  The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20%
   of the series' average net assets.
3  The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25%
   of the series' average net assets.
4  The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35%
   of the series' average net assets.
5  The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40%
   of the series' average net assets.
6  Total annual fund expenses (after reimbursement) exclude offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
7  This series has been in existence for less than 1 year. The series operating expense has been annualized based on actual operating expenses for the period ended June 30, 2002.
8  This series has been in existence for less than 1 year. The series operating expense has been annualized based on estimated operating expenses for the current fiscal year.
9  The series other operating expenses and total annual fund expenses after reimbursement have been restated to reflect the current maximum expenses noted in footnotes 1-5.

Note:  Each or all of the expense caps noted above in footnotes 1-5 may be changed or eliminated at any time without notice.

                                                                A-1

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Other                         Other
                                                                       Operating    Total Annual      Operating      Total Annual
                                                 Investment   Rule      Expenses    Fund Expenses     Expenses      Fund Expenses
                                                 Management   12b-1      Before         Before          After            After
                Series                              Fee      Fees(5) Reimbursement  Reimbursement   Reimbursement     Reimbursement
-----------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.61%       N/A       0.24%          0.85%           0.24%            0.85%
AIM V.I. Premier Equity Fund                       0.60%       N/A       0.25%          0.85%           0.25%            0.85%
-----------------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          0.85%       N/A       0.07%          0.92%           0.07%            0.92%
-----------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   0.60%       N/A       0.14%          0.74%           0.14%            0.74%
Federated High Income Bond Fund II                 0.60%       N/A       0.16%          0.76%           0.16%            0.76%
-----------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio(6)                     0.58%      0.10%      0.10%          0.78%           0.10%            0.78%
VIP Growth Opportunities Portfolio(6)              0.58%      0.10%      0.11%          0.79%           0.11%            0.79%
VIP Growth Portfolio(6)                            0.58%      0.10%      0.10%          0.78%           0.10%            0.78%
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      0.60%      0.25%        0.19%           1.04%        0.19%            1.04%
Templeton Foreign Securities Fund(8)               0.69%      0.25%        0.22%           1.16%        0.22%            1.15%
Templeton Growth Securities Fund(10)               0.80%      0.25%        0.05%           1.10%        0.05%            1.10%
------------------------------------------------------------------------------------------------------------------------------------

SCUDDER VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund(9)           0.45%       N/A         0.36%           0.81%        0.20%            0.65%
Scudder VIT Equity 500 Index Fund(9)               0.20%       N/A         0.11%           0.31%        0.10%            0.30%
------------------------------------------------------------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio(7)                            0.80%       N/A         0.51%           1.31%        0.35%            1.15%
------------------------------------------------------------------------------------------------------------------------------------

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty(2)                            1.00%       N/A         0.45%           1.45%        0.45%            1.45%
Wanger International Small Cap(3)                  1.20%       N/A         0.23%           1.43%        0.23%            1.43%
Wanger Twenty(1)                                   0.95%       N/A         0.38%           1.33%        0.38%            1.33%
Wanger U.S. Smaller Companies(4)                   0.95%       N/A         0.04%           0.99%        0.04%            0.99%
------------------------------------------------------------------------------------------------------------------------------------

1  The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40%
   of the series' average net assets.
2  The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .45%
   of the series' average net assets.
3  The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .60%
   of the series' average net assets.
4  The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed 1.00%
   of the series' average net assets.
5  The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
6  Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
7  The advisor has voluntarily agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%.
8  The advisor had agreed make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order of the
   SEC. For the year ended December 31, 2001, the investment management fee was reduced to 0.68%.
9  The advisor has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.
10 The fund administration fee is paid indirectly through the management fee.

                                                               A-2


INVESTMENT TYPE

------------------------------------------------------------------------------------------------------------------------------------
                                                             Domestic  Domestic  Domestic    Growth         International    Money
                   Series                            Bond     Blend     Growth     Value    & Income  Index     Growth       Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                                   |X|
Phoenix-AIM Mid-Cap Equity                                     |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                              |X|
Phoenix-Alliance/Bernstein Growth + Value                                |X|       |X|
Phoenix-Duff & Phelps Real Estate Securities                                                  |X|
Phoenix-Engemann Capital Growth                                          |X|
Phoenix-Engemann Small & Mid-Cap Growth                                  |X|
Phoenix-Goodwin Money Market                                                                                                  |X|
Phoenix-Goodwin Multi-Sector Fixed Income            |X|
Phoenix-Hollister Value Equity                                                     |X|
Phoenix-Janus Flexible Income                        |X|
Phoenix-Kayne Large-Cap Core                                   |X|
Phoenix-Kayne Small-Cap Quality Value                                              |X|
Phoenix-Lazard International Equity Select                                                                       |X|
Phoenix-Lazard Small-Cap Value                                                     |X|
Phoenix-Lazard U.S. Multi-Cap                                                      |X|
Phoenix-Lord Abbett Bond-Debenture                   |X|
Phoenix-Lord Abbett Large-Cap Value                                                |X|
Phoenix-Lord Abbett Mid-Cap Value                                                  |X|
Phoenix-MFS Investors Growth Stock                                       |X|
Phoenix-MFS Investors Trust                                                                   |X|
Phoenix-MFS Value                                                                  |X|
Phoenix-Northern Dow 30                                                                                |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                                   |X|
Phoenix-Oakhurst Growth & Income                                                              |X|
Phoenix-Oakhurst Strategic Allocation                                                         |X|
Phoenix-Sanford Bernstein Global Value                                                                           |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                            |X|
Phoenix-Sanford Bernstein Small-Cap Value                                          |X|
Phoenix-Seneca Mid-Cap Growth                                            |X|
Phoenix-Seneca Strategic Theme                                           |X|
Phoenix-State Street Research Small-Cap Growth                           |X|
AIM V.I. Capital Appreciation Fund                                       |X|
AIM V.I. Premier Equity Fund                                   |X|
Alger American Leveraged AllCap Portfolio                                |X|
Federated Fund for U.S. Government Securities II     |X|
Federated High Income Bond Fund II                   |X|
VIP Contrafund(R) Portfolio                                              |X|
VIP Growth Opportunities Portfolio                                       |X|
VIP Growth Portfolio                                                     |X|
Mutual Shares Securities Fund                                                                 |X|
Templeton Foreign Securities Fund                                                                                |X|
Templeton Growth Securities Fund                                                                                 |X|
Scudder VIT EAFE(R) Equity Index Fund                                                                  |X|
Scudder VIT Equity 500 Index Fund                                                                      |X|
Technology Portfolio                                                     |X|
Wanger Foreign Forty                                                                                             |X|
Wanger International Small Cap                                                                                   |X|
Wanger Twenty                                                            |X|
Wanger U.S. Smaller Companies                                            |X|
------------------------------------------------------------------------------------------------------------------------------------

                                                               A-3

ADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                 Phoenix     Phoenix    Duff & Phelps                         Deutsche   Federated
                                                Investment   Variable    Investment     AIM      Fred Alger    Asset     Investment
                                                 Counsel,    Advisors,   Management   Advisors,  Management  Management, Management
                  Series                           Inc.        Inc.         Co.         Inc.        Inc.        Inc.      Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                     |X|
Phoenix-AIM Mid-Cap Equity                                     |X|
Phoenix-Alliance/Bernstein Enhanced Index                      |X|
Phoenix-Alliance/Bernstein Growth + Value                      |X|
Phoenix-Duff & Phelps Real Estate Securities                                |X|
Phoenix-Engemann Capital Growth                    |X|
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market                       |X|
Phoenix-Goodwin Multi-Sector Fixed Income          |X|
Phoenix-Hollister Value Equity                     |X|
Phoenix-Janus Flexible Income                                  |X|
Phoenix-Kayne Large-Cap Core                       |X|
Phoenix-Kayne Small-Cap Quality Value              |X|
Phoenix-Lazard International Equity Select                     |X|
Phoenix-Lazard Small-Cap Value                                 |X|
Phoenix-Lazard U.S. Multi-Cap                                  |X|
Phoenix-Lord Abbett Bond-Debenture                             |X|
Phoenix-Lord Abbett Large-Cap Value                            |X|
Phoenix-Lord Abbett Mid-Cap Value                              |X|
Phoenix-MFS Investors Growth Stock                             |X|
Phoenix-MFS Investors Trust                                    |X|
Phoenix-MFS Value                                              |X|
Phoenix-Northern Dow 30                                        |X|
Phoenix-Northern Nasdaq-100 Index(R)                           |X|
Phoenix-Oakhurst Growth & Income                   |X|
Phoenix-Oakhurst Strategic Allocation              |X|
Phoenix-Sanford Bernstein Global Value                         |X|
Phoenix-Sanford Bernstein Mid-Cap Value                        |X|
Phoenix-Sanford Bernstein Small-Cap Value                      |X|
Phoenix-Seneca Mid-Cap Growth                      |X|
Phoenix-Seneca Strategic Theme                     |X|
Phoenix-State Street Research Small-Cap Growth                 |X|
AIM V.I. Capital Appreciation Fund                                                      |X|
AIM V.I. Premier Equity Fund                                                            |X|
Alger American Leveraged AllCap Portfolio                                                           |X|
Federated Fund for U.S. Government Securities II                                                                             |X|
Federated High Income Bond Fund II                                                                                           |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                                                                           |X|
Scudder VIT Equity 500 Index Fund                                                                               |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                           Morgan
                                                 Fidelity     Franklin     Stanley     Templeton   Templeton   Templeton   Wanger
                                                Management     Mutual     Investment     Asset      Global     Investment   Asset
                                               and Research   Advisors,   Management   Management   Advisors    Counsel,  Management
                  Series                         Company        LLC          Inc.         Ltd       Limited       Inc.      L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth & Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                        |X|
VIP Growth Opportunities Portfolio                 |X|
VIP Growth Portfolio                               |X|
Mutual Shares Securities Fund                                   |X|
Templeton Foreign Securities Fund                                                                                 |X|
Templeton Growth Securities Fund                                                                       |X|
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                         |X|
Wanger Foreign Forty                                                                                                        |X|
Wanger International Small Cap                                                                                              |X|
Wanger Twenty                                                                                                               |X|
Wanger U.S. Smaller Companies                                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------


SUBADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Kayne
                                                                                                 Anderson
                                                   Aberdeen      AIM     Alliance     Janus       Rudnick
                                                     Fund      Capital   Capital      Capital    Investment      Lazard      Lord,
                                                   Managers,  Management Management, Management  Management,      Asset     Abbett
                       Series                        Inc.        Inc.      L.P.        LLC          LLC        management  & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                       |X|
Phoenix-AIM Mid-Cap Equity                                       |X|
Phoenix-Alliance/Bernstein Enhanced Index                                  |X|
Phoenix-Alliance/Bernstein Growth + Value                                  |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                          |X|
Phoenix-Kayne Large-Cap Core                                                                        |X|
Phoenix-Kayne Small-Cap Quality Value                                                               |X|
Phoenix-Lazard International Equity Select                                                                         |X|
Phoenix-Lazard Small-Cap Value                                                                                     |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                      |X|
Phoenix-Lord Abbett Bond-Debenture                                                                                            |X|
Phoenix-Lord Abbett Large-Cap Value                                                                                           |X|
Phoenix-Lord Abbett Mid-Cap Value                                                                                             |X|
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                     |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                    |X|
Phoenix-Sanford Bernstein Small-Cap Value                                  |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                           Morgan
                                                           Stanley     Northern    Phoenix        Roger      Seneca     State Street
                                                 MFS      Investment    Trust     Investment    Engemann &   Capital     Research &
                                              Investment  Management Investments,  Counsel      Associates  Management,  Management
                       Series                 Management     Inc.        Inc.        Inc.          Inc.        LLC        Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                                                    |X|
Phoenix-Engemann Small & Mid-Cap Growth                                                            |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock              [X|
Phoenix-MFS Investors Trust                     [X|
Phoenix-MFS Value                               [X|
Phoenix-Northern Dow 30                                                  [X|
Phoenix-Northern Nasdaq-100 Index(R)                                     [X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                                                  [X|
Phoenix-Seneca Strategic Theme                                                                                 [X|
Phoenix-State Street Research Small-Cap Growth                                                                              [X|
------------------------------------------------------------------------------------------------------------------------------------

                                                               A-5

Additional information about The Phoenix Edge(R) - VUL (the "Policy") and the PHLVIC Variable Universal Life Account (the "Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.


PHL Variable Insurance Company

www.phoenixwm.com
V613

Investment Company Act File No. 811-09065

[logo] PHOENIX WEALTH MANAGEMENT(R)

L0690PR  (C) PHL Variable Insurance Company    [logo] Printed on recycled paper.    5-03

                                     PART B

================================================================================
                           THE PHOENIX EDGE(R) - VUL
================================================================================

             PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT') ISSUED BY: PHL VARIABLE INSURANCE COMPANY ("PHL VARIABLE")


STATEMENT OF ADDITIONAL INFORMATION ("SAI")                         MAY 1, 2003

                                  ------------

            FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY


This SAI is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2003. You may obtain a copy of the prospectus without charge by contacting PHL Variable at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.

                                  ------------

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----

PHL Variable Insurance Company.........................................     2

The Account............................................................     2

The Policy.............................................................     2

Underwriter............................................................     3

Performance History....................................................     3

Additional Information about Charges...................................     6

Federal Income Tax Considerations......................................     7

Safekeeping of the Account's Assets....................................    10

Sales of Policies......................................................    10

State Regulation.......................................................    10

Reports................................................................    10

Experts ...............................................................    10

Separate Account Financial Statements..................................  SA-1

Company Financial Statements...........................................   F-1

                                 --------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:           [ENVELOPE] PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                                                             PO Box 8027
                                                                                        Boston, Massachusetts 02266-8027

                                                          [TELEPHONE] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                                                        Tel. 800/541-0171

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------

We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut. Our main administrative office is at 100 Bright Meadow Boulevard in Enfield, Connecticut.

We are an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix").


THE ACCOUNT
--------------------------------------------------------------------------------

PHL Variable established the Account as a separate account under Connecticut insurance law on September 10, 1998. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

Connecticut law requires all income, gains or losses of the Account be credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of PHL Variable. The assets of the Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of PHL Variable.

The Account is divided into subaccounts, each of which is available for allocation of policy value. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective. The policy value allocated to the Account depends on the investment performance of the underlying funds. The policy owner bears the full investment risk for all monies invested in the Account.


REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; any capital gains distributions of a fund are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.


SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or, if in our judgment, further investment in shares of any of the portfolios becomes inappropriate in view of the objectives of the policy, then we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.


DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the previous valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

      (A) + (B)
      ---------  - (D) where:
         (C)

 (A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

 (B) = The amount of any dividend (or, if applicable, any capital gain distribution) received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

 (C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net amount of any deposits and withdrawals made during the valuation period ending on that date.

 (D) = Any charges for taxes on income and capital gains plus charges for changes in tax reserves for the current valuation period.


THE POLICY
--------------------------------------------------------------------------------

The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. Additional premium payments may be made at any time. The minimum premium payment we will accept is $25. During a grace period, the minimum payment we will accept is the amount needed to prevent policy lapse.

You may elect a Disability Benefit Rider. This rider provides for the waiver of certain premium payments under certain conditions during a period of total disability of the person insured by the rider. Under its terms, the specified premium will be waived when we receive proof that the covered person is totally disabled and that the disability occurred while the rider was in force.

We credit policies sold to officers, directors and employees of PHL Variable (and their spouses and children) with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of PHL Variable (and their spouses and children).


THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of PHL Variable can agree to change or waive any provisions of the policy.


SUICIDE
We will stop and void the policy if the insured person commits suicide within 2 years of the policy issue date. We will then return the policy value reduced by any outstanding debt and refund any monthly deductions and other fees and charges.


INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for 2 years during which the insured person is alive.


CHANGE OF OWNER OR BENEFICIARY
The beneficiary you name in the policy application, or subsequently change, will receive the policy benefits upon death of the insured person. If your named beneficiary dies before then, the named contingent beneficiary, if any, will become the beneficiary. If there is no surviving or named beneficiary, we will pay the death benefit to you or to your estate.

You may change the policy owner and the beneficiary as long as the policy remains in force. Changes must be made by written request, in a form satisfactory to us. A beneficiary change will take effect as of the date you sign the written notice, regardless of whether the insured person is living when we receive the notice. However, we will not be liable for any payment made or action taken before we receive your written notice.


MISSTATEMENTS
If you incorrectly state the age or gender of the insured person, we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the insured persons' correct personal information.


SURPLUS
This nonparticipating policy does not pay dividends. You will not share in PHL Variable's surplus earnings.


UNDERWRITER
--------------------------------------------------------------------------------

PEPCO, an affiliate of PHL Variable, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value.

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:

The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2002:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:...............................$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:...........................................$1.000203
Calculation:
   Ending account value...............................................$1.000203
   Less beginning account value.......................................$1.000000
   Net change in account value........................................$0.000203
Base period return:
   (adjusted change/beginning account value)..........................$0.000203
Current annual yield = return x (365/7) =.............................    1.06%
Effective annual yield = [(1 + return)(365/7)] - 1 =..................    1.06%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than the original cost. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

SERIES                                              INCEPTION DATE   1 YEAR     5 YEARS   10 YEARS   SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  5/1/90       -16.04%     -3.30%      4.96%          3.29%
----------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                     10/29/01      -12.16%                               -5.69%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       7/14/97      -24.83%     -2.68%                    -1.54%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series      10/29/01      -26.20%                              -18.39%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    5/1/95        10.58%      3.72%                    11.18%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                12/31/82      -25.95%     -8.63%      2.76%         10.38%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series         8/15/00      -29.94%                              -30.35%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    10/8/82        0.01%      2.83%      3.01%          4.80%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      12/31/82        8.49%      3.22%      6.50%          8.31%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                  3/2/98       -23.08%                                1.92%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                  12/15/99        9.10%                                6.50%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                    8/12/02                                            -4.00%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           8/12/02                                             0.44%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      8/12/02                                            -4.77%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                  8/12/02                                            -2.67%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                   8/12/02                                            -0.06%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series              8/12/02                                             5.78%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series             8/12/02                                            -1.32%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series               8/12/02                                            -0.52%
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series             12/15/99      -29.94%                              -21.10%
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                    10/29/01      -21.97%                              -16.33%
----------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                              10/29/01      -15.08%                               -8.98%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        12/15/99      -16.72%                               -9.61%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            8/15/00      -38.61%                              -44.23%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                3/2/98       -23.67%                               -2.64%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series           9/17/84      -12.86%      2.68%      6.28%          9.50%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series         11/20/00      -15.71%                               -9.70%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         3/2/98        -9.83%                               -0.56%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      11/20/00       -9.82%                                4.42%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   3/2/98       -33.53%                               -0.89%
----------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series  8/12/02                                             0.29%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     5/5/93       -25.49%     -3.53%                     6.08%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           5/5/93       -31.34%     -3.44%                     6.59%
----------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio              1/25/95      -34.94%      2.04%                     12.29%
----------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II       3/28/94        7.56%      5.33%                     5.22%
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     3/1/94        -0.03%     -1.76%                     3.24%
----------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                            11/3/97      -10.71%      2.31%                     2.13%
----------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                     11/3/97      -23.08%     -7.73%                    -6.78%
----------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                   11/3/97      -31.27%     -1.69%                    -1.60%
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          11/8/96      -13.07%      2.54%                     5.16%
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                      5/11/92      -19.75%     -3.45%      6.42%          5.28%
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                       3/15/94      -19.67%      0.08%                     4.93%
----------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  8/22/97      -22.75%     -6.52%                    -7.42%
----------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                      10/1/97      -23.48%     -2.11%                    -1.71%
----------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                  11/30/99      -49.88%                              -37.71%
----------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                   2/1/99       -16.53%                                1.79%
----------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         5/1/95       -15.07%      3.95%                     9.95%
----------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                          2/1/99        -8.94%                                9.20%
----------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          5/1/95       -18.03%      1.61%                    11.75%
----------------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

     The Dow Jones Industrial Average(SM)
     First Boston High Yield Index
     Salomon Brothers Corporate Index
     Salomon Brothers Government Bond Index
     The Standard & Poor's 500 Index (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

     Lipper Analytical Services
     Morningstar, Inc.
     Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

     Barron's
     Business Week
     Changing Times
     Forbes
     Fortune
     Consumer Reports
     Investor's Business Daily
     Financial Planning
     Financial Services Weekly
     Money
     The New York Times
     Personal Investor
     Registered Representative
     U.S. News and World Report
     The Wall Street Journal

The Dow Jones Industrial Average(SM) (DJIASM) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on page 1.


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SURRENDER CHARGE. During the first few policy years, depending on your chosen policy option, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if you surrender the policy surrendered or if you reduce the policy's face amount during this period. They are deferred charges because they are not deducted from premiums. The maximum surrender charge we assess during each policy year is given in your prospectus and a month by month schedule will be provided in your policy. Policy Option A has a 15-year surrender charge schedule, Policy Option B a 10-year schedule, and Policy Option C, a 5-year schedule.

PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. The charge is a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction which is equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value. This amount is assessed against the subaccounts and the Guaranteed Interest Account in the same proportion as the withdrawal is allocated.

We also will deduct a partial surrender charge from your policy value if you decrease your policy's face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.

PARTIAL SURRENDER FEE. In the case of a partial surrender, an additional fee of $25 is imposed. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocations will be made in the same manner as monthly deductions.

UNDERWRITING PROCEDURES. We generally base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT. A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, we will deduct a partial surrender charge from your policy value based on the amount of the decrease or partial surrender. If the change is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences.

REQUESTS FOR DECREASE IN FACE AMOUNT. You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and the face amount remaining after the decrease must be at least $25,000. You must request a face amount decrease in writing and it will become effective on the first monthly calculation day following the date we approve your request. We will deduct a partial surrender charge from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary. We will not permit a face amount increase after the insured person reaches age 85. We charge $1.50 per $1,000 of added face amount up to a maximum of $600. We will deduct 1/12th of this charge each month for the year following a face amount increase.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

A new surrender charge schedule will apply to a fraction of the total policy value. That fraction will be the same as the face amount increase divided by the new face amount.

For a discussion of possible implications of a material change in the policy resulting from the increase.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. You should consult an income tax advisor for complete information on federal and state income tax considerations.

PHL VARIABLE'S INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986, as amended ("Code"). For federal income tax purposes, neither the Account nor the Guaranteed Interest Account is a separate entity from PHL Variable and their operations form a part of PHL Variable.

Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the value of the Account. Investment income of the Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Account for our federal income taxes which may be attributable to the Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS
If there is a reduction in death benefits or reduction or elimination of any Additional Rider Benefits previously elected, during the first 7 policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first 7 policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond]  made on or after the taxpayer attains age 59 1/2;

[diamond]  attributable to the taxpayer's disability (within the meaning of Code
           Section 72(m)(7)); or

[diamond]  part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Additional Rider Benefit (described above), with the following 2 exceptions.

[diamond]  First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond]  Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:
           o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

           o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first 7 years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as 1 modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than 1 modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond]  55% in any 1 investment

[diamond]  70% in any 2 investments

[diamond]  80% in any 3 investments

[diamond]  90% in any 4 investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.


SAFEKEEPING OF THE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------

We hold the assets of the Account separate and apart from our General Account.


SALES OF POLICIES
--------------------------------------------------------------------------------

Policies may be purchased from registered representatives of W.S. Griffith & Co., Inc. ("WSG"), a New York corporation incorporated on August 7, 1970. WSG is licensed to sell PHL Variable insurance policies as well as annuity contracts and funds of companies affiliated with PHL Variable. WSG, a wholly-owned subsidiary of Phoenix, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. PEPCO serves as national distributor of the policies pursuant to an underwriting agreement dated December 31, 1996. PEPCO, a Connecticut corporation incorporated on July 16, 1968, is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a wholly-owned subsidiary of Phoenix. PEPCO is located at 56 Prospect Street in Hartford, Connecticut.

Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. PHL Variable will pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.


STATE REGULATION
--------------------------------------------------------------------------------

We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation of PHL Variable includes certain limitations on investments we may make, including investments for the Account and the Guaranteed Interest Account. State regulation does not include any supervision over the Account's investment policies.


REPORTS
--------------------------------------------------------------------------------

We will provide all policy owners with all reports required by the 1940 Act and


EXPERTS
--------------------------------------------------------------------------------
The financial statements of PHL Variable Insurance Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, CT 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

Matthew A. Swendiman, Counsel, and Brian A. Giantonio, Counsel, PHL Variable Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

         PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
         FINANCIAL STATEMENTS
         DECEMBER 31, 2002


         [TO BE FILED BY AMENDMENT]

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2002


         [TO BE FILED BY AMENDMENT]

                                     PART C
                                OTHER INFORMATION


ITEM 27.  EXHIBITS

(A)   BOARD OF DIRECTORS RESOLUTION.

      Resolution of the Board of Directors of Depositor establishing the Account is incorporated by reference to Registrant's filing on Form S-6 (File No. 333-65823) on October 16, 1998. [Accession Number 0000949377-98-000129]


(B)   CUSTODIAN AGREEMENTS.

      Not applicable.


(C)   UNDERWRITING CONTRACTS

      Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation, dated December 31, 1996 is incorporated by reference to Depositor's Edgar filing on Form N-4 (File No. 33-37376) on April 30, 1997. [Accession Number 0000949377-97-000054]

      Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to Edgar filing on Form S-6 (File No. 33-12989) on November 4, 1997. [Accession Number
      0000949377-97-000129]


(D)   CONTRACTS
      (1) Flexible Premium Variable Universal Life Insurance Policy Form Number V613 of Depositor is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-81458) on June 19, 2002. [Accession Number 0000949377-02-000359]
      (2) Individual Term Rider Form Number VR54 of Depositor.
      (3) Guaranteed Death Benefit Rider, Form Number VR53 of Depositor.
      (4) LifePlan Options Rider, Form Number UR73 of Depositor.
      (5) Accidental Death Benefit Rider, Form Number VR63 of Depositor.
      (6) Disability Benefit Rider, Form Number VR52 of Depositor.
      (7) Universal Life Conversion Option Rider, Form Number VR47 of
          Depositor.
      (8) Child Term Rider, Form Number VR56 of Depositor.
      (9) Family Term Rider, Form Number VR57 of Depositor.
      (10)Cash Value Accumulation Rider, Form Number VR55 of Depositor.
      (11)Purchase Protector Plan Rider, Form Number VR58 of Depositor.
      (12)Living Benefits Rider, Form Number VR59 of Depositor.

 (E)  APPLICATIONS

      Form of application for The Phoenix Edge(R)- VUL Form Number V613 of the Depositor is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-81458) on June 19, 2002. [Accession Number 0000949377-02-000359]


(F)   DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BY-LAWS.

      Amended and Restated Certificate of Incorporation of PHL Variable Insurance Company as filed with the Connecticut Secretary of State effective May 31, 1994 is incorporated by reference to Registrant's filing on Form S-6 (File No. 333-81458) on January 28, 2002. [Accession Number 0000949377-02-000050]

      By-Laws of PHL Variable Insurance Company is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-81458) on January 28, 2002. [Accession Number 0000949377-02-000050]


(G)   REINSURANCE CONTRACTS.

      Not applicable.

(H)   PARTICIPATION AGREEMENTS.

      Participation Agreement(s) between PHL Variable Insurance Company and Wanger Advisors Trust is incorporated by reference to Edgar filing on Form S-6 (File No. 333-65823) on October 16, 1998. [Accession Number 0000949377-98-000129]

      Participation Agreement between PHL Variable Insurance Company and Franklin Templeton Distributors, Inc. is incorporated by reference to Edgar filing on Form S-6 (File No. 333-65823) on October 16, 1998. [Accession Number 0000949377-78-000129]

      Participation agreement between PHL Variable Insurance Company, Federated Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002. [Accession Number 0000949377-02-000259]

      Participation agreement between PHL Variable Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002. [Accession Number 0000949377-02-000259]

      Participation agreement between PHL Variable Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Miller Anderson & Sherrerd, LLP and Morgan Stanley Dean Witter Investment Management, Inc. is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002. [Accession Number 0000949377-02-000259]

      Participation agreement between PHL Variable Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002. [Accession Number 0000949377-02-000259]

      Participation agreement between PHL Variable Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.
      [Accession Number 0000949377-02-000259]

      Participation agreement between PHL Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002. [Accession Number 0000949377-02-000259]


(I)   ADMINISTRATIVE CONTRACTS.

      Administrative Services Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 12, 2002.


(J)   OTHER MATERIAL CONTRACTS.

      Not applicable.


(K)   LEGAL OPINION.

      (1) Opinion and Consent of Counsel (to be filed by amendment).


(L)   ACTUARIAL OPINION.

      Not applicable.


(M)   CALCULATION.

      Not applicable.


(N)   OTHER OPINIONS.

      (1) Consent of Independent Accountants (to be filed by amendment) (2) Opinion and Consent of Brian A. Giantonio, Esq. CPA. (to be filed by amendment)


(O)   OMITTED FINANCIAL STATEMENTS.

      Financial Statements for the period ended December 31, 2002 for the PHLVIC Variable Universal Life Account and Financial Statements for the period ended December 31, 2002 for PHL Variable Insurance Company to be filed by amendment.


(P)   INITIAL CAPITAL AGREEMENTS.

      Not applicable.

(Q)   REDEEMABILITY EXEMPTION.

      Not applicable.


ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR.


NAME AND PRINCIPAL                   POSITIONS AND OFFICES
BUSINESS ADDRESS                     WITH DEPOSITOR
----------------                     --------------
John H. Beers *                      Vice President, Secretary
Katherine P. Cody *                  2nd Vice President & Treasurer
Robert W. Fiondella *                Director
Michael J. Gilotti **                Director & Senior Vice President
Michael E. Haylon ***                Executive Vice President & Chief Investment Officer
Louis J. Lombardi *                  Senior Vice President
Robert J. Lombardi *                 Vice President, Appointed Actuary
Moira C. Lowe *                      2nd Vice President & Compliance Officer
Robert E. Primmer **                 Director & Senior Vice President
Colemen D. Ross *                    Executive Vice President & Chief Financial Officer
Simon Y. Tan *                       Director & President
Christopher M. Wilkos ***            Senior Vice President
Dona D. Young *                      Director


* The principal business address of this individual is One American Row, Hartford, CT
** The principal business address of this individual is 38 Prospect St., Hartford CT
*** The principal business address of this individual is 56 Prospect St., Hartford, CT


ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

[graphic omitted]

ITEM 30. INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes states that: "a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by sections 33-770 to 33-778, inclusive".

Article III, Section 14 of the By-laws of the Company provides that: " Each Director, officer or employee of the Company, and his heirs, executors or administrators, shall be indemnified or reimbursed by the Company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director, officer or employee of the Company, or of any other company which he was serving as a Director or officer at the request of the Company, except in relation to matters as to which such Director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 31.  PRINCIPAL UNDERWRITERS.

1. Phoenix Equity Planning Corporation ("PEPCO")

     (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, and Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

     (b) Directors and Executive Officers of PEPCO


          NAME AND PRINCIPAL                     POSITIONS AND OFFICES
          BUSINESS ADDRESS                       WITH UNDERWRITER
          ----------------                       ----------------
          Michael E. Haylon*                     Director
          Philip R. McLoughlin*                  Director & Chairman
          William R. Moyer**                     Director, Executive Vice President, Chief Financial Officer & Treasurer
          Stephen D. Gresham*                    Executive Vice President, Chief Sales and Marketing Officer
          John F. Sharry**                       President, Retail Distribution
          Nancy J. Engberg*                      Secretary

         * The principal business address of this individual is 56 Prospect Street, Hartford, CT
         ** The principal business address of this individual is 100 Bright
            Meadow Blvd., Enfield, CT

     (c) Compensation received by PEPCO during Registrant's last fiscal year:

         NAME OF                     NET UNDERWRITING              COMPENSATION          BROKERAGE
         PRINCIPAL UNDERWRITER       DISCOUNTS AND COMMISSIONS     ON REDEMPTION         COMMISSIONS      COMPENSATION
         ---------------------       -------------------------     -------------         -----------      ------------
         PEPCO                                 $0                        0                    0                 0


ITEM 32.  LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.

ITEM 33.  MANAGEMENT SERVICES.


Not applicable.


ITEM 34.  FEE REPRESENTATION.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PHLVIC Variable Universal Life Account has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 27th day of February, 2003.


                                      PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                      --------------------------------------

                                                       (Registrant)

                                    By:   PHL VARIABLE INSURANCE COMPANY
                                          ------------------------------

                                                       (Depositor)

                                    By:           /s/ Simon Y. Tan
                                       -----------------------------------------
                                               Simon Y. Tan, President


    ATTEST:          /s/ Joseph P. DeCresce
           -----------------------------------------------
              Joseph P. DeCresce, Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of February, 2003.

SIGNATURE                                   TITLE
---------                                   -----

                                            Director
----------------------------------------
*Robert W. Fiondella

                                            Director, Senior Vice President
----------------------------------------
*Michael J. Gilotti

                                            Director, Senior Vice President
----------------------------------------
*Robert E. Primmer

                                            Director and President
----------------------------------------
*Simon Y. Tan

                                            Director
----------------------------------------
*Dona D. Young


    By:          /s/ Richard J. Wirth
       -------------------------------------------
    *Richard J. Wirth as Attorney-in-Fact pursuant to Powers of Attorney incorporated by reference to Registrant's June 19, 2002 EDGAR filing on Form S-6 (File No. 333-81458). [Accession Number 0000949377-02-000359]


                                       S-1